Details of Significant Accounts - Share capital, exchange of provident shares for perfect new ordinary shares as part of reverse recapitalization - Narrative (Details)
$ / shares in Units, shares in Thousands, $ in Thousands
	12 Months Ended
	Dec. 31, 2023 USD ($) director advisor $ / shares shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2021 USD ($) $ / shares
Share capital
Ordinary shares (in USD per share) | $ / shares		$ 0.1	$ 0.1
Number of warrants issued and sold (in shares)	20,850
Proceed received upon recapitalization | $	$ 0	$ 112,893	$ 0
Perfect Class A Ordinary Shares
Share capital
Ordinary shares (in USD per share) | $ / shares	$ 0.1	$ 0.1
Number of directors to whom shares were issued | director	3
Number of advisors to whom shares were issued | advisor	2
Perfect Class A Ordinary Shares | Former holders of Provident Class A Ordinary Shares and Provident Class B Ordinary Shares
Share capital
Number of shares issued (in shares)	17,264
Ordinary shares (in USD per share) | $ / shares	$ 0.1
Perfect Class A Ordinary Shares | Public Shareholders who did not exercise their right to redeem any Provident Class A Ordinary Shares before the Closing
Share capital
Number of shares issued (in shares)	1,349
Perfect Class A Ordinary Shares | Sponsor and three directors and two advisors of Provident
Share capital
Number of shares issued (in shares)	5,415
Perfect Class A Ordinary Shares | FPA investors
Share capital
Number of shares issued (in shares)	5,500
Perfect Class A Ordinary Shares | PIPE investors
Share capital
Number of shares issued (in shares)	5,000